Exception Grades
Run Date - 7/15/2020 5:02:13 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
209579005	[Redact]	[Redact]				Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2020-01-07): Business Purpose Certificate was provided.	01/07/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
209798113	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.		The qualifying DTI on the loan is at least 10% less than the guideline maximum. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. Borrower has worked in the same position for more than 3 years. Borrower has owned the subject property for at least 5 years. Borrower has been employed in the same industry for more than 5 years. Guideline variance approved by lender at time of origination	Borrower has been self employed with current corporation for 6 years. [Redact] LTV program maximum [Redact]	AMC AMC AMC Aggregator,AMC AMC AMC Aggregator	Reviewer Comment (2020-02-10): Client elects to waive with compensating factors. Lender approved exception provided. Reviewer Comment (2020-02-10): Lender elects to waive with compensating factor. Lender approved exception provided. Buyer Comment (2020-02-07): Exception approved for cash out > [Redact] see attached.			02/10/2020	2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209798113	[Redact]	[Redact]				Credit	Loan Package Documentation	Application / Processing	Missing Document: Lender Exception(s) not provided		Missing lender exception for cash out over [Redact]				Reviewer Comment (2020-02-10): Lender approved exception provided. Buyer Comment (2020-02-07): Exception approval attached.	02/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209798115	[Redact]	[Redact]				Credit	Missing Document	General	Incomplete Document: Note - Subject Lien is incomplete		Page 2 of the Note was not provided. Exceptions are subject to change upon receipt of this missing information.The following information was taken from alternative documentation in the loan images in the absence of page 2 of the Note: Late charge Info Prepayment info Initial Rate Minimum/Maximum Periodic Rate Cap/Floor Life Rate Max/Minimum This will be reviewed and revised upon receipt of the missing information.				Reviewer Comment (2020-02-07): Received complete note.	02/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		D	B	D	B	A	A	A	A	Non QM	Non QM	No
209798115	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		Missing evidence that the Tax Preparer who provided ownership percentage and expense factor is actively licensed, as required by guidelines.				Reviewer Comment (2020-02-10): Received documentation tax preparer actively licensed at time of origination. Buyer Comment (2020-02-07): See attached	02/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		D	B	D	B	A	A	A	A	Non QM	Non QM	No
209798115	[Redact]	[Redact]				Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, a borrower who has no housing history or a housing history verified for less than 12 months is required to prove housing history with a VOR or VOM for all months available reflecting paid as agreed. Cancelled checks were provided to verify housing history for 7 months, including letters of explanation for why certain months were paid short (October and December). This method of verification of Rent varies from the guideline requirement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least [Redact] Borrower has owned the subject property for at least 5 years.	Borrower has worked in the same position for more than 3 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $XXXX. Borrower has owned the subject property for at least 5 years.	AMC AMC AMC AMC AMC
Reviewer Comment (2020-02-13): Lender exception in file for no VOR and renting from parents.

Buyer Comment (2020-02-12): Exception approval for no VOR due to renting from parents.

Reviewer Comment (2020-02-11): Per guidelines a VOR/VOM must be obtained for all the months available reflecting paid as agreed.

Buyer Comment (2020-02-10): Agree that < 12 months housing history was verified, however guidelines allow for < 12 months with on primary res when borrower has at least 6 months reserves.  Attached please find an updated 1008 showing correct notes regarding housing and 16 months reserves as well as an updated Asset Worksheet with correct bank and retirement balances.
																		02/13/2020	2	B		[Redact]	Primary	Refinance - Rate/Term		D	B	D	B	A	A	A	A	Non QM	Non QM	No
209798115	[Redact]	[Redact]				Credit	Asset	Asset Calculation / Analysis	Available for Closing is insufficient to cover Cash From Borrower.						Reviewer Comment (2020-02-07): Post closing CD provided reflecting updated cash to close figures.	02/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		D	B	D	B	A	A	A	A	Non QM	Non QM	No
209798117	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Calculated finance charge varies by [Redact] from the finance charge listed on the final Closing Disclosure.				Reviewer Comment (2020-02-11): LOE/CD/Refund/proof of delivery provided by Lender. Reviewer Comment (2020-02-05): All requirements and documents received to cure exception. Exception will be cured on [Redact] after RTC expires.		02/11/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209798118	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	No cure provided				Reviewer Comment (2020-02-07): Lender Credit was fee based only; exception is cleared.	02/07/2020			1	A		[Redact]	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	N/A	N/A	Yes
209798118	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	Missing insurance verification to confirm current PITIA.				Reviewer Comment (2020-02-07): [Redact] is included in [Redact] 1065 and therefore insurance verification not required. Buyer Comment (2020-02-06): This property is owned by borrower's business [Redact]. Income was calculated based on 1065 business returns. Not required to provide evidence of insurance.	02/07/2020			1	A		[Redact]	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
209798118	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Per Borrower attestation, appraisal provided prior to completion.				Reviewer Comment (2020-02-05): Original appraisal provided which reflects changes were only clerical in nature. Buyer Comment (2020-02-04): appraisal corrected address to [Redact] and added seller concession	02/05/2020			1	A		[Redact]	Investment	Purchase		C	A	C	A	C	A	A	A	N/A	N/A	No
209798120	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No cure provided.				Reviewer Comment (2020-02-05): [Redact] received corrected Closing Disclosure, letter of explanation, copy of refund check, and proof of mailing.		02/05/2020		2	B		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
209798120	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.		Unable to use business funds as no letter in file from CPA or UW attesting that business will not be negatively impacted. Borrower required to bring funds to closing.
Reviewer Comment (2020-01-30): Received evidence Appraisal was paid by CC.

Buyer Comment (2020-01-29): Appraisal fee does not need to be deducted from qualifying assets as it was paid for outside of closing via borrower's credit card.  See attached invoice.

Reviewer Comment (2020-01-29): Short reserves - Verified assets of [Redact] minus funds to closed of [Redact] ([Redact] [Redact] for appraisal) leaves[Redact] short reserves as required [Redact]

Buyer Comment (2020-01-28): Accounts used to qualify are personal accounts and CPA letter is only required when business funds are being used.  See attached bank statements for each account.

Balances of [Redact] plus [Redact] = [Redact] minus funds to close of [Redact] leaves [Redact] for reserves.  Min 3 mos reserves ([Redact]) required by program.
Reserve requirement is met.
																01/30/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	C	A	Non QM	Non QM	No
209798120	[Redact]	[Redact]				Property	Appraisal Reconciliation	Value Discrepancy	Loan is missing secondary valuation product required for securitization.		Missing from file.				Reviewer Comment (2020-01-29): CU score less than 2.5 secondary valuation not required. Buyer Comment (2020-01-28): Collateral UW score < 2.5. See attached.	01/29/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	C	A	Non QM	Non QM	No
209798120	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal provided [Redact] signed [Redact]				Reviewer Comment (2020-01-30): Received evidence borrower was provided the appraisal.	01/30/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	C	A	Non QM	Non QM	No
209798121	[Redact]	[Redact]				Compliance	Compliance	State Compliance	[Redact] 50(f)(2) Eligibility	Loan does not meet [Redact] 50(f)(2) conditions.	Non-home equity affidavit was not provided to the borrower in a timely manner per [Redact]50(f)(2) requirements. Resulting f-1 and f(2) exceptions, as well as 50(a)(6) exceptions as the loan is tested to 50(a)(6) standard.				Reviewer Comment (2020-02-12): Lender provided updated information including the Non Home Equity Affidavit signed by the borrower [Redact]. This resolves 50(f)(2) failures initially reporting and removes the need to test against 50(a)(6) as the loan closed as a 50(f)(2) compliant with [Redact] state requirements for that transaction type.	02/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
209798121	[Redact]	[Redact]				Compliance	Compliance	State Compliance	Non-compliant XXX 50(f)(2) loan with signed XXX50(f)(2) Affidavit in file. Loan is reviewed as a XXX50(a)(6) loan.	[Redact] Constitution Section 50(f-1) Affidavit Acknowledging Requirements of Subsection (f)(2) in file, however, review of loan file indicates loan does not meet all conditions in 50(f)(2)(a) to (d). Loan is reviewed as a [Redact]50(a)(6) loan.	Non-home equity affidavit was not provided to the borrower in a timely manner per [Redact]50(f)(2) requirements. Resulting f-1 and f(2) exceptions, as well as 50(a)(6) exceptions as the loan is tested to 50(a)(6) standard.
Reviewer Comment (2020-02-12): Lender provided updated information including the Non Home Equity Affidavit signed by the borrower [Redact]. This resolves 50(f)(2) failures initially reporting and removes the need to test against 50(a)(6) as the loan closed as a 50(f)(2) compliant with [Redact] state requirements for that transactioLender provided updated information including the Non Home Equity Affidavit signed by the borrower [Redact]. This resolves 50(f)(2) failures initially reporting and removes the need to test against 50(a)(6) as the loan closed as a 50(f)(2) compliant with [Redact] state requirements for that transaction type.n type.

Buyer Comment (2020-02-11): Initial application is dated [Redact] and the [Redact]50(f)(2) disclosure was provided to borrowers and signed by borrowers on [Redact] Borrowers then signed an affidavit on [Redact] confirming that they received this disclosure at least 12 days prior to closing.  Per [Redact] attorney, the [Redact] Constitution was updated [Redact] to allow a borrower to refinance a [Redact]50(a)(6) into a [Redact]50(f)(2).  The subject transaction meets the requirements to close as a rate and term refinance and loan was closed correctly as a [Redact]50(f)(2).  The loan should not be tested as a [Redact]50(a)(6).  Please see attached attorney letter, initial application, and disclosures.  Please escalate this to your legal department.

Reviewer Comment (2020-01-21): Per our compliance department; The Title commitment shows that the 2nd lien being paid off was subject to [Redact]50(a)(6), as a [Redact] H/E Affidavit was filed and recorded [Redact] Appears new loan was attempted to be closed as a [Redact]50(f)(2), however the [Redact] Non Home Equity Disclosure is not signed by the borrower, so does not meet 50(f)(2)(D). This verbiage is also in the [Redact] 50(f)(2) Affidavit, but this was signed at closing, does not meet requirement to be provided at least 12 days prior to closing. As it does not meet the 50(f)(2) requirements, loan is tested as 50(a)(6).

Buyer Comment (2020-01-20): [Redact]50(f)(2) is the correct form as borrower went from a equity loan to a non-equity loan.  See attached pay off demands for 1st TD and HELOC.
																02/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No
209798121	[Redact]	[Redact]				Compliance	Compliance	State Compliance	(XXX50(a)(6)) XXX Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing)	[Redact] Constitution Section 50(a)(6): [Redact] Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.	Non-home equity affidavit was not provided to the borrower in a timely manner per [Redact]50(f)(2) requirements. Resulting f-1 and f(2) exceptions, as well as 50(a)(6) exceptions as the loan is tested to 50(a)(6) standard.
Reviewer Comment (2020-02-12): Lender provided updated information including the Non Home Equity Affidavit signed by the borrower [Redact]. This resolves 50(f)(2) failures initially reporting and removes the need to test against 50(a)(6) as the loan closed as a 50(f)(2) compliant with [Redact] state requirements for that transaction type.

Buyer Comment (2020-02-11): As of [Redact] the [Redact] regulation was updated to allow a 50a6 to be refinanced as a 50f2.  please escalate this. Attorney letter and supporting documents uploaded.

Reviewer Comment (2020-01-21): Per our compliance department; The Title commitment shows that the 2nd lien being paid off was subject to [Redact]50(a)(6), as a [Redact] H/E Affidavit was filed and recorded [Redact]. Appears new loan was attempted to be closed as a [Redact]50(f)(2), however the [Redact] Non Home Equity Disclosure is not signed by the borrower, so does not meet 50(f)(2)(D). This verbiage is also in the [Redact] 50(f)(2) Affidavit, but this was signed at closing, does not meet requirement to be provided at least 12 days prior to closing. As it does not meet the 50(f)(2) requirements, loan is tested as 50(a)(6).

Buyer Comment (2020-01-20): [Redact]50(f)(2) was provided to borrower on [Redact]  In addition, borrowers signed affidavit on 1/03 that they received this disclosure at least 12 days prior to closing.
																02/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term
Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																										C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
209798121	[Redact]	[Redact]				Compliance	Compliance	State Compliance	(XXX50(a)(6)) XXX Cash-out Loan (No evidence that borrower received copies of all documents signed at closing)	[Redact] Constitution Section 50(a)(6): [Redact] Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.	Non-home equity affidavit was not provided to the borrower in a timely manner per [Redact]50(f)(2) requirements. Resulting f-1 and f(2) exceptions, as well as 50(a)(6) exceptions as the loan is tested to 50(a)(6) standard.
Reviewer Comment (2020-02-12): Lender provided updated information including the Non Home Equity Affidavit signed by the borrower [Redact]. This resolves 50(f)(2) failures initially reporting and removes the need to test against 50(a)(6) as the loan closed as a 50(f)(2) compliant with [Redact] state requirements for that transaction type.

Buyer Comment (2020-02-11): duplicate, please see previous comments and uploads.  As of [Redact] the [Redact] regulation was updated to allow a 50a6 to be refinanced as a 50f2.  please escalate this. Attorney letter and supporting documents uploaded.

Reviewer Comment (2020-01-21): Per our compliance department; The Title commitment shows that the 2nd lien being paid off was subject to [Redact]50(a)(6), as a [Redact] H/E Affidavit was filed and recorded [Redact]. Appears new loan was attempted to be closed as a [Redact]50(f)(2), however the [Redact] Non Home Equity Disclosure is not signed by the borrower, so does not meet 50(f)(2)(D). This verbiage is also in the [Redact] 50(f)(2) Affidavit, but this was signed at closing, does not meet requirement to be provided at least 12 days prior to closing. As it does not meet the 50(f)(2) requirements, loan is tested as 50(a)(6).

Buyer Comment (2020-01-20): duplicate, please see previous comments and uploads
																02/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term
Either Deliver the required documents to the borrower or refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																										C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
209798121	[Redact]	[Redact]				Compliance	Compliance	State Compliance	(XXX50(a)(6)) XXX Cash-out Loan (T-42 Endorsement Not Obtained)	[Redact] Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the [Redact] T-42 endorsement or the T-42.1 endorsement. (The loan is a [Redact] Section 50 (a)(6) home equity loan.)	Non-home equity affidavit was not provided to the borrower in a timely manner per [Redact]50(f)(2) requirements. Resulting f-1 and f(2) exceptions, as well as 50(a)(6) exceptions as the loan is tested to 50(a)(6) standard.
Reviewer Comment (2020-02-12): Lender provided updated information including the Non Home Equity Affidavit signed by the borrower [Redact]. This resolves 50(f)(2) failures initially reporting and removes the need to test against 50(a)(6) as the loan closed as a 50(f)(2) compliant with [Redact] state requirements for that transaction type.

Buyer Comment (2020-02-11): duplicate, please see previous comments and uploads.  As of [Redact] the [Redact] regulation was updated to allow a 50a6 to be refinanced as a 50f2.  please escalate this. Attorney letter and supporting documents uploaded.

Reviewer Comment (2020-01-21): Per our compliance department; The Title commitment shows that the 2nd lien being paid off was subject to [Redact]50(a)(6), as a [Redact] H/E Affidavit was filed and recorded [Redact]. Appears new loan was attempted to be closed as a [Redact]50(f)(2), however the [Redact] Non Home Equity Disclosure is not signed by the borrower, so does not meet 50(f)(2)(D). This verbiage is also in the [Redact] 50(f)(2) Affidavit, but this was signed at closing, does not meet requirement to be provided at least 12 days prior to closing. As it does not meet the 50(f)(2) requirements, loan is tested as 50(a)(6).

Buyer Comment (2020-01-20): [Redact]50(f)(2) applies; therefore T-42 endorsement is not required.  See previous comments.
																02/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	C	A	A	A	C	A	A	A	Non QM	Non QM	No
209798121	[Redact]	[Redact]				Compliance	Compliance	State Compliance	(XXX50(a)(6)) XXX Cash-out Loan (XXX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	[Redact] Constitution Section 50(a)(6): Revised Notice Concerning Extensions of Credit not provided on [Redact] Home Equity Loan made on or after [Redact]	Non-home equity affidavit was not provided to the borrower in a timely manner per [Redact]50(f)(2) requirements. Resulting f-1 and f(2) exceptions, as well as 50(a)(6) exceptions as the loan is tested to 50(a)(6) standard.				Reviewer Comment (2020-01-21): Received [Redact] Extension of Credit Disclosure. Buyer Comment (2020-01-20): duplicate, please refer to previous comments	01/21/2020			1	A		[Redact]	Primary	Refinance - Rate/Term
Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																										C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
209798121	[Redact]	[Redact]				Compliance	Compliance	State Compliance	(XXX50(a)(6)) XXX Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided)	[Redact] Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	Non-home equity affidavit was not provided to the borrower in a timely manner per [Redact]50(f)(2) requirements. Resulting f-1 and f(2) exceptions, as well as 50(a)(6) exceptions as the loan is tested to 50(a)(6) standard.
Reviewer Comment (2020-02-12): Lender provided updated information including the Non Home Equity Affidavit signed by the borrower [Redact]. This resolves 50(f)(2) failures initially reporting and removes the need to test against 50(a)(6) as the loan closed as a 50(f)(2) compliant with [Redact] state requirements for that transaction type.

Buyer Comment (2020-02-11): duplicate, please see previous comments and uploads.  As of [Redact] the [Redact] regulation was updated to allow a 50a6 to be refinanced as a 50f2.  please escalate this. Attorney letter and supporting documents uploaded.

Reviewer Comment (2020-01-21): Per our compliance department; The Title commitment shows that the 2nd lien being paid off was subject to [Redact]50(a)(6), as a [Redact] H/E Affidavit was filed and recorded [Redact] Appears new loan was attempted to be closed as a [Redact]50(f)(2), however the [Redact] Non Home Equity Disclosure is not signed by the borrower, so does not meet 50(f)(2)(D). This verbiage is also in the [Redact] 50(f)(2) Affidavit, but this was signed at closing, does not meet requirement to be provided at least 12 days prior to closing. As it does not meet the 50(f)(2) requirements, loan is tested as 50(a)(6).

Buyer Comment (2020-01-20): duplicate, please refer to previous response.
																02/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term
To Remediate: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy. If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																										C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
209798121	[Redact]	[Redact]				Compliance	Compliance	State Compliance	(XXX50(a)(6)) XXX Cash-out Loan (Points and Fees Exceeds 2% of Original Principal Balance)	[Redact] Constitution Section 50(a)(6): Points and fees on subject loan of [Redact] is in excess of the allowable maximum of 2.0000% of the Original Principal Loan Amount. Points and Fees total [Redact] on an Original Principal Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact].)	Non-home equity affidavit was not provided to the borrower in a timely manner per [Redact]50(f)(2) requirements. Resulting f-1 and f(2) exceptions, as well as 50(a)(6) exceptions as the loan is tested to 50(a)(6) standard.
Reviewer Comment (2020-02-12): Lender provided updated information including the Non Home Equity Affidavit signed by the borrower [Redact]. This resolves 50(f)(2) failures initially reporting and removes the need to test against 50(a)(6) as the loan closed as a 50(f)(2) compliant with [Redact] state requirements for that transaction tyLender provided updated information including the Non Home Equity Affidavit signed by the borrower [Redact]. This resolves 50(f)(2) failures initially reporting and removes the need to test against 50(a)(6) as the loan closed as a 50(f)(2) compliant with [Redact] state requirements for that transaction type.pe.

Buyer Comment (2020-02-11): duplicate, please see previous comments and uploads.  As of [Redact] the [Redact] regulation was updated to allow a 50a6 to be refinanced as a 50f2.  please escalate this. Attorney letter and supporting documents uploaded.

Reviewer Comment (2020-01-21): Per our compliance department; The Title commitment shows that the 2nd lien being paid off was subject to [Redact]50(a)(6), as a [Redact] H/E Affidavit was filed and recorded [Redact] Appears new loan was attempted to be closed as a [Redact]50(f)(2), however the [Redact] Non Home Equity Disclosure is not signed by the borrower, so does not meet 50(f)(2)(D). This verbiage is also in the [Redact] 50(f)(2) Affidavit, but this was signed at closing, does not meet requirement to be provided at least 12 days prior to closing. As it does not meet the 50(f)(2) requirements, loan is tested as 50(a)(6).

Buyer Comment (2020-01-20): Points and fees max of 2% does not apply.  see previous comments and documents regarding [Redact] 50(f)(2) application.
																02/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term
Refund the borrower, or credit their account, an amount equal to any overcharge paid by the borrower. (Provide Proof of Delivery, LOE, and Copy of Check. [A servicing screen print can be provided in place of a check when a credit is applied to the borrowers account.])
																										C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
209798124	[Redact]	[Redact]				Credit	Loan Package Documentation	Closing / Title	Missing Document: Note - Subject Lien not provided		Note not provided. Exceptions subject to change upon receipt of missing information.				Reviewer Comment (2020-02-13): Received subject Note.	02/13/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
209798124	[Redact]	[Redact]				Credit	Loan Package Documentation	Closing / Title	Missing Document: Security Instrument not provided		Security Instrument not provided. Exceptions subject to change upon receipt of missing information.				Reviewer Comment (2020-02-13): Received security instrument. Buyer Comment (2020-02-13): Deed uploaded	02/13/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
209798124	[Redact]	[Redact]				Credit	Loan Package Documentation	Application / Processing	Missing Document: Assignment of Leases/Rents not provided						Reviewer Comment (2020-02-13): Received Assignments of Rents. Buyer Comment (2020-02-13): uploaded	02/13/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A			No
209798127	[Redact]	[Redact]				Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Certificate not provided		Document not found in file.				Reviewer Comment (2020-02-06): The Business Purpose Certificate was provided. Buyer Comment (2020-02-05): See attached	02/06/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
209798127	[Redact]	[Redact]				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Second evaluation not found in file.				Reviewer Comment (2020-02-06): The [Redact] report was provided and reflected an acceptable rating of 1.8. Buyer Comment (2020-02-05): For loan amounts up to [Redact] [Redact] will accept a [Redact]report with a rating of 2.5 or less in lieu of a [Redact] See attached with [Redact] rating of 1.8.	02/06/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A			No
209979173	[Redact]	[Redact]				Credit	Missing Document	General	Missing Document: Verification of Non-US Citizen Status not provided						Reviewer Comment (2020-01-10): Permanent Resident Card provided.	01/10/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979173	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	There is no indication of an earlier electronic delivery.				Reviewer Comment (2020-01-08): Evidence of delivery provided	01/08/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979173	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	There is no indication of an earlier electronic delivery.				Reviewer Comment (2020-01-10): Verification of delivery provided.	01/10/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979173	[Redact]	[Redact]				Credit	System	General	Valuation address does not match Note address.	-	The CDA uses Granada Hills and the closing documents use Los Angeles.				Reviewer Comment (2020-01-08): updated CDA provided	01/08/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979173	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	Unable to determine Homeownership Counseling List was provided due to missing information.	Evidence disclosure was provided to borrower in file. However, documentation to verify the providers reflected on the list not provided.								2	B		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979174	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B		[Redact]	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
209979174	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	The file did not include proof of an electronic delivery.				Reviewer Comment (2020-01-09): [Redact] received evidence the disclosure was received on [Redact]	01/09/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
209979174	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Tolerance cure was only [Redact]				Reviewer Comment (2020-01-09): [Redact] reviewed and upon further review find issue resolved at close no violation exists. Exception cleared. Buyer Comment (2020-01-08): Cure was given to the borrower at time of closing see Final Settlement statement - cure is named Lender credit on FSS but shown on Last CD	01/09/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
209979174	[Redact]	[Redact]				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Update not in file.								2	B		[Redact]	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
209979174	[Redact]	[Redact]				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.										2	B		[Redact]	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
209979174	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	FTHB requires 12 months reserves.	Borrower will have XX months reserves after close. Source of down payment consists of liquid funds and gift. Borrower will have XX% own funds into the transaction and remainder of down payment will be from the gift.		Originator Pre-Close	Reviewer Comment (2020-01-14): Client elects to waive. Exception waiver approval provided. Compensating factors: Borrower will have 6 months reserves after close. Source of down payment consists of liquid funds and gift. Borrower will have 5% own funds into the transaction and remainder of down payment will be from the gift. Buyer Comment (2020-01-13): A Loan exception was approved with hit to the pricing for having less than the 12 months reserves, see attached approved loan exception form.			01/14/2020	2	B		[Redact]	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
209979174	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing.	[Redact] reviewed and upon further review find issue resolved at close no violation exists. Exception cleared.						01/09/2020		1	A		[Redact]	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
209979175	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal report date is [Redact] but verification of delivery is dated [Redact].								2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979175	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979175	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.					Reviewer Comment (2020-01-16): Updated policy and PCCD provided.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209979175	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.
Reviewer Comment (2020-01-16): CD with issue date of [Redact] provided that updated the HOI to match the revised policy.

Reviewer Comment (2020-01-14): Required cure is an LOE to the borrower with a corrected CD.  Please provide required documents for cure

Buyer Comment (2020-01-13): Explanation for PCCD amount of Escrowed Property Costs over 1 year:  The new premium for the Hazard Insurance rose to [Redact] / year as shown on the new policy in file:  the Closing Disclosure had the old premium amount of [Redact] / year.     New Calculation = [Redact] (hazard Insurance) + [Redact] / yr (taxes) = [Redact] of costs over 1 year

Reviewer Comment (2020-01-08): FSS and corrected PCCD provided. However, unable to cure do to missing letter of explanation.

Buyer Comment (2020-01-08): FSS reflects that the loan was closed with the correct escrow/impound account.  Also attached is the updated PCCD reflecting the same
																01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209979175	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redact], prior to three (3) business days from transaction date of [Redact].
Reviewer Comment (2020-01-22): Received attestation from lender to confirm the actual Final CD.

Reviewer Comment (2020-01-21): Please provide an attestation that the CD issued[Redact] was the last CD issued prior to consummation. The attestation should further clarify that while the[Redact] CD was issued same day as consummation, it was issued by lender AFTER closing (i.e., doc signing) took place so, despite issue date and closing date being the same, is actually a post-closing CD. Once received, we can treat the [Redact] CD as a post-close CD and the [Redact] CD as the final.

Reviewer Comment (2020-01-16): New Exception after receipt of trailing Closing Disclosure. Closing (Notary) date is [Redact]. ROR is dated [Redact] and has expiration date as [Redact]. CD provided in trailing was issued at closing on [Redact] and is not signed. Without evidence of when this CD was provided, the 3 days for mailing is applied. This would make the ROR expiration date [Redact]. Please provide evidence the CD issued [Redact] was provided to borrower at [Redact].

Reviewer Comment (2020-01-14): Required cure is an LOE to the borrower with a corrected CD.  Please provide required documents for cure

Buyer Comment (2020-01-13): The borrowers signed their closing documents on [Redact] which pushed out the original disbursement date that was stated on the Closing disclosure  and the loan disbursed and closed on [Redact] as per the Final Settlement Statement from the Closing Agent.

Reviewer Comment (2020-01-08): FSS and corrected PCCD provided. However, unable to cure do to missing letter of explanation.

Buyer Comment (2020-01-08): Actual closing/disbursement date occurred on [Redact] and not [Redact] per FSS
																01/22/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209979175	[Redact]	[Redact]				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI [Redact] to [Redact] indicates expanded coverage but does not give a percent or dollar amount. HOI [Redact] to [Redact] shows sufficient increased coverage, including higher premium, but escrow is based on the existing HOI data.				Reviewer Comment (2020-01-08): Higher premium / higher coverage used to close loan. Buyer Comment (2020-01-08): Loan was closed with the higher/correct HOI and impounds were set up at time of closing using the higher premium	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979175	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	New Exception after receipt of trailing Closing Disclosure. Closing (Notary) date is [Redact]. ROR is dated [Redact] and has expiration date as [Redact]. CD provided in trailing was issued at closing on [Redact] and is not signed. Without evidence of when this CD was provided, the 3 days for mailing is applied. This would make the ROR expiration date [Redact]. Please provide evidence the CD issued [Redact] was provided to borrower at [Redact].
Reviewer Comment (2020-01-22): Received attestation from lender to confirm the actual Final CD.

Buyer Comment (2020-01-21): The CD issued [Redact] was the last CD issued prior to Consummation. The CD dated [Redact] was issued same day as consummation it was issued after the doc signing.

Reviewer Comment (2020-01-21): Please provide an attestation that the CD issued[Redact] was the last CD issued prior to consummation. The attestation should further clarify that while the[Redact] CD was issued same day as consummation, it was issued by lender AFTER closing (i.e., doc signing) took place so, despite issue date and closing date being the same, is actually a post-closing CD. Once received, we can treat the [Redact] CD as a post-close CD and the [Redact] CD as the final.
																01/22/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209979176	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B		[Redact]	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
209979176	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure shows the property taxes paid [Redact] and the Seller CD shows the seller paying taxes at closing. Disclosure reflects [Redact] and the final CD reflects the starting collected amount of [Redact] .								2	B		[Redact]	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
209979177	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B		[Redact]	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
209979178	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	No indication that the CD was electronically delivered.				Reviewer Comment (2020-01-08): Evidence of electronic receipt provided. Buyer Comment (2020-01-08): Borrower signed CD on [Redact] and closing date was pushed out see final settlement statement and final closing docs for finalized dates	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	A	B	B	Non QM	Non QM	No
209979178	[Redact]	[Redact]				Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	-									2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	A	B	B	Non QM	Non QM	No
209979179	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal provided [Redact] but appraisal dated [Redact]								2	B		[Redact]	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
209979179	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.							12/23/2019		1	A		[Redact]	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
209979179	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower at Closing.							12/23/2019		1	A		[Redact]	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
209979180	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	Second mortgage/HELOC statement not provided.				Reviewer Comment (2020-01-15): Note provided Buyer Comment (2020-01-14): Copy of note submitted to clear finding Reviewer Comment (2020-01-14): Lender approval reflects a copy of the note was to be provided. Buyer Comment (2020-01-13): The UW initially utilized the pmt. listed on the credit report for the HELOC on the existing property the HELOC stmt was not provided but an updated 1003/1008 attached reflects the use of 1% pmt on the second and borrowers still qualify.	01/15/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979180	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	2018 tax returns not provided due to delayed filing. P&L statements provided for both 2018 and 2019 providing a view of income for those years.								2	B		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979180	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Unable to determine cacluation of 1 year estimated costs.				Reviewer Comment (2020-01-10): Tax cert shows calculation used Buyer Comment (2020-01-08): Final loan application reflects: HOI [Redact] + taxes [Redact] + HOA of [Redact] = [Redact] x 12 = [Redact] - CD is correct	01/10/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209979180	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	Lender re-issued the final CD on[Redact] along with sending a refund check [Redact] in the amount of the [Redact] to cover the appraisal cost increase.								2	B		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209979180	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	REO Documents are missing.		Verification [Redact] is not obligated to [Redact] property required. Letter of explanation reflects borrower and spouse are separated but verification, such as canceled checks, have not been provided to verify the property obligation payments are being made by another party has not been provided.				Reviewer Comment (2020-01-10): cleared checks provided	01/10/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209979181	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B		[Redact]	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
209979181	[Redact]	[Redact]				Compliance	Compliance	State Compliance	XXX Rate Spread Threshold Test Compliant	XXX Rate Spread Home Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR 3.53% + 1.5%, or [Redact]. Compliant Rate Spread Home Loan.									2	B		[Redact]	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
209979181	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	The increase in the application fee was not linked to a change of circumstance.				Reviewer Comment (2020-01-10): [Redact] received a Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD to cure this exception.		01/10/2020		2	B		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209979181	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	A cure was provided to cover the [Redact] increase.				Reviewer Comment (2019-12-19): A cure of [Redact] for the appraisal fee increase tolerance violation was provided on the initial and final CD.		12/19/2019		2	B		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209979181	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	[Redact] received a Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD to cure this exception.								2	B		[Redact]	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209979181	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	[Redact] reviewed and upon further review find issue resolved at close no violation exists. Exception cleared.								2	B		[Redact]	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209979182	[Redact]	[Redact]				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Estimated cost new not provided.				Reviewer Comment (2020-01-08): Updated policy provided showing additional 20% coverage	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
209979182	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
209979183	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Valuaiton states the association dues are [Redact] monthly. Final CD is reflects monthly dues as [Redact]/month.				Reviewer Comment (2020-01-16): PCCD and LOE provided Reviewer Comment (2020-01-14): Required cure is an LOE to the borrower with a corrected CD. Please provide required documents for cure Buyer Comment (2020-01-13): The HOA fee was originally disclosed as [Redact]/month and when the appraisal document was received and verified that the monthly HOA is only [Redact] / month the system was not updated. The system has since been updated and PCCD completed Reviewer Comment (2020-01-13): PCCD provided. However, LOE is also required to cure		01/16/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209979183	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	No cure was provided to the borrower for the increased settlement fee charged by the lender affiliate.				Reviewer Comment (2020-01-14): [Redact] reviewed and upon further review find issue resolved at close no violation exists. Exception cleared.	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209979183	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	[Redact] reviewed and upon further review find issue resolved at close no violation exists. Exception cleared.								2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209979186	[Redact]	[Redact]				Credit	Asset	Asset Calculation / Analysis	Short cash to close:	Verified assets of ___ is short the required cash to close of ___	Verification of savings plan withdrawal amount or loan proceeds covering the amount needed to close was not provided. Other than the savings plan being verified, a [Redact] statement was supplied verifying a [Redact] balance. In sufficient documentation provided to determine borrowers had the funds to complete the transaction.
Reviewer Comment (2020-01-14): Updated Final CD provided to show that borrower did not need CTC with the updated payoffs.

Buyer Comment (2020-01-13): The condition re: which accounts were to be paid off through this transaction were updated and the Sallie Mae loan was excluded from being paid [Redact]  Also the tax liens were one in the same so the XXXXXX tax lien listed for [Redact] wasn't to be paid through this transaction either - therefore the borrowers loan amount covered all required accounts to be paid without having to come in with funds to close.

Reviewer Comment (2020-01-13): Final CD reflects borrower had to bring [Redact] to closing.

Buyer Comment (2020-01-08): This is a Cash out refi, borrower not required to bring cash to closing and received funds back at time of closing
																01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209979186	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Assigned originator loan designation				Reviewer Comment (2020-01-14): 2018 tax transcript provided.	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
209979186	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Tax returns are not signed and transcript not provided to 2018.				Reviewer Comment (2020-01-14): 2018 tax transcript provided.	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209979186	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Tax returns are not signed and transcript not provided to 2018.				Reviewer Comment (2020-01-14): 2018 tax transcript provided.	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209979186	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	2018 transcripts not provided.				Reviewer Comment (2020-01-14): 2018 tax transcript provided.	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209979186	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Based on the monthly amounts used in qualifying, the amount disclosed is slightly greater than actual.				Reviewer Comment (2020-01-16): Revised CD provided Buyer Comment (2020-01-15): PCCD with cover Reviewer Comment (2020-01-14): Revised PCCD provided. However, a LOE is also required in order to cure. Buyer Comment (2020-01-13): Hazard Insurance monthly payment amount was not updated to match current Hazard insurance invoice. System was updated and CD corrected	01/16/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
209979186	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Verification ARM Disclosure delivered to borrower not provided.				Reviewer Comment (2020-01-14): Evidence the disclosure was provided electronically provided.	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
209979186	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	ARM Disclosure Compliant Test	TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.	New Exception after receipt of trailing documentation: Evidence the disclosure was provided electronically provided. However, due to missing disclosure unable to verify the disclosure was compliant.				Reviewer Comment (2020-01-22): ARM loan program disclosure provided. Buyer Comment (2020-01-21): Copy of ARM disclosure to verify terms and clear finding	01/22/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
209979187	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.					Reviewer Comment (2020-01-08): FSS provided	01/08/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
209979188	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		Loan amount increased prior to closing. Title policy not provided to confirm coverage increased to new loan amount.				Reviewer Comment (2020-01-14): Final title provided	01/14/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
209979188	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2020-01-16): received final title	01/16/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
209979188	[Redact]	[Redact]				Credit	TRID	General	Refi Purpose reflects Rate/Term and cash out greater than the greater of 1% of the loan amount or [Redact]	Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___	Loan locked and approved as a rate/term refinance. Debt total paid at closing is [Redact] and borrower brought [Redact] to closing resulting in cash back to borrower exceeding [Redact] maximum.	Reserves of 31 months Borrower has employment stability for over 20 years as a self-employed [Redact] LTV is [Redact]		Originator Originator Originator	Reviewer Comment (2020-01-17): Client elects to waive. Exception waiver approval provided. Compensating factors: Reserves of 31 months, Borrower has employment stability for over 20 years as a self-employed [Redact] ,LTV is [Redact] Buyer Comment (2020-01-16): Exception granted to change from Rate/Term to a cash out, updated 1008 and exception form are attached.			01/17/2020	2	B		[Redact]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
209979188	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-					Reviewer Comment (2020-01-10): CPA Letter provided	01/10/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
209979188	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Lender appoved with [Redact] DTI. Income calculation difference resulted in DTI exceeding maximum.				Reviewer Comment (2020-01-16): Updated usability on bank statements	01/16/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
209979188	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Refinance purpose discrepancy.	Loan refinance purpose of ___ does not match Guideline loan refinance purpose of ___.	Loan locked and approved as a rate/term refinance. Debt total paid at closing is [Redact] and borrower brought [Redact] to closing resulting in cash back to borrower exceeding [Redact] maximum.	Reserves of 31 months Borrower has employment stability for over 20 years as a self-employed [Redact] LTV is [Redact]		Originator Originator Originator	Reviewer Comment (2020-01-17): Client elects to waive. Exception waiver approval provided. Compensating factors: Reserves of XX months, Borrower has employment stability for over 20 years as a self-employed [Redact] ,LTV is [Redact] Buyer Comment (2020-01-16): Loan exception was approved to change loan from Rate/Term to Cash out see attached			01/17/2020	2	B		[Redact]	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
209980828	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redact], prior to three (3) business days from transaction date of [Redact].	Final CD disbursement date [Redact]. RTC/ROR expiration date [Redact].				Reviewer Comment (2019-12-26): Lender provided a post-close CD correctly disclosing the disbursement date	12/26/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
209980829	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within a reasonably practicable time. The disclosure in file was issued and executed at closing				Reviewer Comment (2019-12-26): Lender provided a copy of the earlier disclosure	12/26/2019			1	A		[Redact]	Investment	Refinance - Rate/Term		B	A	A	A	B	A	A	A	N/A	N/A	No
209980832	[Redact]	[Redact]				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2019-12-26): Desk review obtained supporting appraised value	12/26/2019			1	A		[Redact]	Primary	Purchase		C	A	A	A	A	A	C	A	Non QM	Non QM	No
209980833	[Redact]	[Redact]				Credit	Asset	Asset Calculation / Analysis	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of ___ is less than Guideline Available for Reserves of ___.					Reviewer Comment (2019-12-23): Lender provided pccd reflecting cash back from original investment at close. Have enough funds for reserves.	12/23/2019			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
209980834	[Redact]	[Redact]				Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	The insurance coverage was not in effect at the time of consummation or disbursement. Provide a revised declarations page or policy confirming coverage was in effect at disbursement.				Reviewer Comment (2019-12-30): Seller provided a copy of the final settlement statement confirming a disbursement date after the effective date of the insurance.	12/30/2019			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
209980834	[Redact]	[Redact]				Credit	Asset	Asset Calculation / Analysis	Available for Closing is insufficient to cover Cash From Borrower.		The file contained multiple gifts given to the borrower. The gift letters were in file and the borrower's bank statements only showed receipt of one gift. The other gifts appear to have been sent directly to the title company, however the gifts were not disclosed on the CD and the file was missing proof of receipt by the title company of the gift funds.				Reviewer Comment (2019-12-31): Lender provided pccd including the other gifts and proof of wire to the title co. Reviewer Comment (2019-12-30): Lender provided a copy of the final settlement statement confirming the gift funds as initial deposits; however a PCCD is required reflecting this and proof the initial deposits (wire receipt, etc..) is required confirming the deposits were the gift funds provided by the donor(s). Condition remains	12/31/2019			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
209980834	[Redact]	[Redact]				Credit	Asset	Asset Calculation / Analysis	Guideline Requirement: Available for Reserves discrepancy.		The file contained multiple gifts given to the borrower. The gift letters were in file and the borrower's bank statements only showed receipt of one gift. The other gifts appear to have been sent directly to the title company, however the gifts were not disclosed on the CD and the file was missing proof of receipt by the title company of the gift funds.				Reviewer Comment (2019-12-31): Lender provided pccd including the other gifts and proof of wire to the title co. Reviewer Comment (2019-12-30): Lender provided a copy of the final settlement statement confirming the gift funds as initial deposits; however a PCCD is required reflecting this and proof the initial deposits (wire receipt, etc..) is required confirming the deposits were the gift funds provided by the donor(s). Condition remains Buyer Comment (2019-12-27): Please see FSS and gift funds	12/31/2019			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
209980835	[Redact]	[Redact]				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2019-12-30): Desk review obtained supporting appraised value	12/30/2019			1	A		[Redact]	Primary	Purchase		C	A	A	A	A	A	C	A	Non QM	Non QM	No
209980836	[Redact]	[Redact]				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.						Reviewer Comment (2019-12-26): Desk review obtained supporting appraised value	12/26/2019			1	A		[Redact]	Investment	Purchase		C	B	A	A	C	B	C	A	N/A	N/A	No
209980836	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Issue is HOI - should be [Redact]/yr, CD shows it as [Redact]				Reviewer Comment (2020-01-02): [Redact] received PCCD correcting non escrowed property costs and LOE. Exception Cured.		01/02/2020		2	B		[Redact]	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	N/A	N/A	Yes
209980836	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Loan Discount Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.				Reviewer Comment (2019-12-24): [Redact] received change of circumstance.	12/24/2019			1	A		[Redact]	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	N/A	N/A	Yes
209980838	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2019-12-13): Lender provided a copy of the final title policy	12/13/2019			1	A		[Redact]	Primary	Purchase		C	A	B	A	A	A	C	A	Non QM	Non QM	No
209980838	[Redact]	[Redact]				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2019-11-21): Desk review obtained supporting the appraised value	11/21/2019			1	A		[Redact]	Primary	Purchase		C	A	B	A	A	A	C	A	Non QM	Non QM	No
209980838	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2019-12-13): Lender provided a copy of the final title policy	12/13/2019			1	A		[Redact]	Primary	Purchase		C	A	B	A	A	A	C	A	Non QM	Non QM	No
209980839	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Signature not obtained on Affiliated Business Disclosure.				Reviewer Comment (2019-11-22): Lender provided proof the ABA was sent electronically	11/22/2019			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209980839	[Redact]	[Redact]				Compliance	Compliance	State Compliance	(State HPML Disclosure) XXX Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	XXX Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.				Reviewer Comment (2019-12-26): Lender provided a copy of the required disclosure	12/26/2019			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209980839	[Redact]	[Redact]				Compliance	Compliance	State Compliance	XXX HPML Threshold Test Non-Compliant	XXX Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact]. Non-Compliant Higher Priced Loan.	Non-Compliant HPML due to the missing XXX HPML disclosure.				Reviewer Comment (2019-12-26): Lender provided a copy of the required disclosure	12/26/2019			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209980839	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of [Redact] for the 0% tolerance violation was not provided.				Reviewer Comment (2019-11-20): Confirmed COC dated [Redact] was in file. No tolerance issue - exception cleared. Buyer Comment (2019-11-19): please see Change of Circumstance form		11/20/2019		2	B		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209980839	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The fee was not disclosed on the initial LE. The Fee was added to the re-disclosed LE; however a cure was not provided. A cure of [Redact] is required. Provide a post-close CD disclosing the cure amount, a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower.				Reviewer Comment (2019-11-20): Confirmed COC dated [Redact] was in file. No tolerance issue - exception cleared.	11/20/2019			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209980839	[Redact]	[Redact]				Credit	Loan Package Documentation	Loan File	Missing Document: Hazard Insurance Policy not provided		Missing HO-6 policy. Blanket policy for condo doesn't include walls in coverage.				Reviewer Comment (2019-11-22): Lender provided a copy of the HO-6 declarations page	11/22/2019			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209980839	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Lender provided the missing HO-6 declarations page for the walls-in coverage required by the guidelines. The HO6 coverage was not disclosed in the Non-Escrowed Property Costs over Year 1 on page 4 of the CD. Provide a post-close CD correcting the Estimated Taxes, Insurance, & Assessments on page 1 and the Escrow Account section on page 4, along woth a copy of the letter of explanation sent to the borrower.
Reviewer Comment (2020-01-02): Master covered the structures interior and exterior and the HO6 was for contents: therefore optional and not required to be escrowed

Reviewer Comment (2019-12-31): [Redact] reviewed lender correspondence. Agree hO6 should be included. The exception is due to calculation. The appraisal indicated HOA dues of [Redact] and HO6 premium is [Redact] The calculation is [Redact] or [Redact] The allowable tolerance for the escrow account fields on page four of the CD is [Redact] per month of property costs or [Redact] for 12 months. Please provide verification if using an updated amount.  Letter of Explanation and Corrected CD required to cure.

Buyer Comment (2019-12-30): Hi, please see attached rebuttal
																01/02/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209980840	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however the Home Owner's Association Fees are [Redact] a month, total of [Redact] per year. Provide a post-close CD correcting the Non Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1 to [Redact] and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2019-12-16): Lender provided a post-close CD correcting the Non-Escrowed Property Costs over Year 1 Reviewer Comment (2019-12-13): Lender provided a post-close CD; however the Non-Escrowed Property Costs was not corrected. The HOA docs in file verified monthly HOA dues of [Redact] and the CD qualified the borrower with HOA dues of [Redact] Condition remains		12/16/2019		2	B		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209980841	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflects a Closing Date of [Redact] but the transaction consummation (mortgage notary) date was [Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-11-21): [Redact] received PCCD correcting close date and LOE. Exception Cured.		11/21/2019		1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
209980841	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redact], prior to three (3) business days from transaction date of [Redact].	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open rescission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new rescission period.				Reviewer Comment (2019-11-21): Lender provided a post-close CD correcting the disbursement date Buyer Comment (2019-11-19): please see PCCD	11/21/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
209980841	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2019-11-21): Lender provided a post-close CD confirming the debt was paid off at closing. Buyer Comment (2019-11-19): please see PCCD	11/21/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
209980841	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] significantly exceeds the guideline maximum of [Redact] (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	DTI of [Redact] exceeds guideline maximum of 49% due to Lender excluding debt to . Loan Summary indicates Auto Loan to [Redact] was to be paid off at closing however the payoff is not reflected on the Final CD nor is there evidence the loan was paid off.				Reviewer Comment (2019-11-21): Lender provided a post-close CD confirming the debt was paid off at closing. Buyer Comment (2019-11-19): please see PCCD	11/21/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209980841	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI of [Redact] exceeds guideline maximum of [Redact] due to Lender excluding debt to . Loan Summary indicates Auto Loan to [Redact] was to be paid off at closing however the payoff is not reflected on the Final CD nor is there evidence the loan was paid off.				Reviewer Comment (2019-11-21): Lender provided a post-close CD confirming the debt was paid off at closing. Buyer Comment (2019-11-19): please see PCCD	11/21/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209980841	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR failure due to excessive DTI. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2019-11-21): Lender provided a post-close CD confirming the debt was paid off at closing. Buyer Comment (2019-11-19): please see PCCD	11/21/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209980842	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed homeowner's insurance under Prepaids that does not match amount per month calculation.	The final CD disclosed the number of months of prepaid homeowner's insurance that does not match the monthly amount being escrowed. Per the declarations page in the file the annual premium is [Redact] however [Redact] was collected in section F for 12 months. The amount collected in section F was equal to 12.40 months, since a whole number is required to be disclosed, provide a post-close CD disclosing the full 12 month premium including paid by the borrower at closing and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-11-14): [Redact] service fee was due at closing. Lender disclosed the Insurance correctly. Purchase transaction Buyer Comment (2019-11-13): Hi. Please see uploaded PCCD	11/14/2019			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
209980842	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflects a Closing Date of [Redact] but the transaction consummation mortgage notary date was [Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-11-14): Letter of Explanation & Corrected Closing Disclosure provided		11/14/2019		1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
209980842	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed [Redact] of title insurance coverage; however this is less than the loan amount of [Redact] Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2019-10-30): Lender provided supplement reflecting loan amount of [Redact]	10/30/2019			1	A		[Redact]	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
209980844	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflects a Closing Date of [Redact] but the transaction consummation mortgage notary date was [Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-11-04): [Redact] received PCCD correcting close date and LOE. Exception Cured. Buyer Comment (2019-11-01): Please note that mortgage notary date was [Redact]. Please check Deed of Trust again		11/04/2019		1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	B	A	A	A	Non QM	Non QM	Yes
209980844	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
Reviewer Comment (2019-11-07): Lender provided supplement reflecting loan amount of [Redact]

Buyer Comment (2019-11-06): Hello, did you get a chance to review Title supplemental report I've submitted  yesterday?

Reviewer Comment (2019-11-05): For a closing statement to be acceptable as evidence of the title insurance coverage amount, the policy coverage amount must be identified in the line item description for Title - Lender's Title Insurance. The settlement statement provided does not meet this level of rigor. File requires either an update/addendum to the preliminary title work or final title; either evidencing a coverage amount equal or higher than the Note amount. This issue remains open.

Reviewer Comment (2019-11-04): The settlement statement does not suffice. Lender needs to provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount. Exception remains.

Buyer Comment (2019-11-04): Hi there.  Pleas see page 1 again on FINANCIAL CONSIDERATION section.  The Loan amount for New 1st Trust Deed-[Redact] shall be [Redact]  Thank you

Reviewer Comment (2019-11-04): Lender provided a copy of the final closing statement. The closing statement does not indicate the amount of lender's coverage being issued. This issue remains open.
																11/07/2019			1	A		[Redact]	Primary	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
209980844	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received.	LE was not signed electronically or with a Live Signature and the Closing Disclosure was signed by borrower [Redact], greater than 3 days from LE assumed receipt date.				Reviewer Comment (2019-11-04): [Redact] received disclosure tracking indicating disclosure was received [Redact]. Exception Cleared. Buyer Comment (2019-11-01): Please note that mortgage notary date was [Redact]. Please check Deed of Trust again	11/04/2019			1	A		[Redact]	Primary	Purchase	No Defined Cure	B	A	B	A	B	A	A	A	Non QM	Non QM	No
209980844	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received.	LE was not signed electronically or with a Live Signature and the Closing Disclosure was signed by borrower [Redact], greater than 3 days from LE assumed receipt date.				Reviewer Comment (2019-11-05): Documentation provided verifying borrower's receipt of the re-disclosed LE prior to the issue/received date of the initial CD. Reviewer Comment (2019-11-04): [Redact] received disclosure tracking for the 2nd [Redact] LE however it indicates borrower did not view disclosure. As it is a timing exceptions a cure is not available. Buyer Comment (2019-11-01): Please note that mortgage notary date was [Redact]. Please check Deed of Trust again	11/05/2019			1	A		[Redact]	Primary	Purchase	No Defined Cure	B	A	B	A	B	A	A	A	Non QM	Non QM	No
209980849	[Redact]	[Redact]				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance coverage short [Redact]				Reviewer Comment (2019-12-10): Lender provided a revised policy with increased coverage in effect at consummation. Reviewer Comment (2019-10-21): Estimated cost new on the appraisal is less than the replacement cost and both are more than the coverage amount. Replacement cost will not cure. Please provide additional coverage or proof there is guaranteed replacement cost coverage.	12/10/2019			1	A		[Redact]	Investment	Purchase		C	A	C	A			A	A			No
209980850	[Redact]	[Redact]				Credit	Loan Package Documentation	Application / Processing	Missing Document: Certificate of Good Standing not provided		The file is missing the Certificate of Good Standing for the LLC				Reviewer Comment (2019-10-22): Guidelines do not require a certificate of good standing for a LLC	10/22/2019			1	A		[Redact]	Investment	Purchase		C	A	C	A			A	A			No
209980853	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.	Missing Notice of Special Flood Hazard Disclosure for property located in a flood zone.				Reviewer Comment (2019-10-22): Notice of Special Flood Hazard Disclosure provided.	10/22/2019			1	A		[Redact]	Investment	Purchase		A	A	A	A			A	A	N/A	N/A	No
209985969	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The Lender did not include the borrowers additional REO into the final DTI.				Reviewer Comment (2020-02-27): Confirmed the lease auto loan was paid by the business [Redact]. Removed from the DTI. Full bank statements for this business are alos in the file reflecting the payment being paid through the business. Buyer Comment (2020-02-25): Please remove the [Redact] payment -business pays debt Reviewer Comment (2020-02-25): Nothing provided for the other REO that reflects as pending sale on the final 1003. This is not included in the DTI. Reviewer Comment (2020-02-07): Nothing provided.	02/27/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209985969	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2020-02-27): Confirmed the lease auto loan was paid by the business [Redact]. Removed from the DTI. Full bank statements for this business are also in the file reflecting the payment being paid through the business. Buyer Comment (2020-02-25): Please remove the [Redact] payment -business pays debt Reviewer Comment (2020-02-25): Nothing provided for the other REO that reflects as pending sale on the final 1003. This is not included in the DTI.	02/27/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
209985969	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] significantly exceeds the guideline maximum of [Redact]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)					Reviewer Comment (2020-02-27): Confirmed the lease auto loan was paid by the business [Redact]. Removed from the DTI. Full bank statements for this business are alos in the file reflecting the payment being paid through the business. Buyer Comment (2020-02-25): Please remove the [Redact] payment -business pays debt Reviewer Comment (2020-02-25): Nothing provided for the other REO that reflects as pending sale on the final 1003. This is not included in the DTI.	02/27/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209985969	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender did not include additional REO debt into the Borrower's DTI causing the DTI to exceed guideline maximum.				Reviewer Comment (2020-02-27): Confirmed the lease auto loan was paid by the business [Redact]. Removed from the DTI. Full bank statements for this business are also in the file reflecting the payment being paid through the business. Buyer Comment (2020-02-25): Please remove the [Redact] payment -business pays debt Reviewer Comment (2020-02-25): Nothing provided for the other REO that reflects as pending sale on the final 1003. This is not included in the DTI.	02/27/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209985969	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	Missing for all income except for [Redact].				Reviewer Comment (2020-02-12): Provided. Reviewer Comment (2020-02-11): Per LOE form the borrower, these businesses are not filed through the state. Per guides, a VVOE is required within 10 days of closing. Reviewer Comment (2020-02-07): Document provided was cut off. Reviewer Comment (2020-02-07): Missing VVOEs for [Redact], [Redact] and[Redact].	02/12/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209985969	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		Final 1003 reflects the [Redact] auto lease being included in the DTI. provide updated 1003 removing this debt from the DTI.				Reviewer Comment (2020-02-28): Provided.	02/28/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209985973	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		CPA or borrower to confirm that using business funds will negatively impact the business.				Reviewer Comment (2020-01-27): Received CPA letter verifying use of business funds with not negatively impact the business.	01/27/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
209985973	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.						Reviewer Comment (2020-01-29): Statement for [Redact] dated [Redact] provided to confirm all deposits for the subject and matches the final CD amount.	01/29/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Appraisal missing from loan file.				Reviewer Comment (2020-01-17): Appraisal provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Final Title Policy is missing. No evidence of title in file.		The loan file is missing The Final Title Policy.				Reviewer Comment (2020-01-17): Exception added.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Property	Missing Document	Appraisal Documentation	Loan is to go into a securitization, and full appraisal was not provided.		The loan file is missing the secondary securitization instrument.				Reviewer Comment (2020-01-17): CDA provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		File is commingled approval is for another property.				Reviewer Comment (2020-01-17): provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Insurance	Insurance Documentation	Missing Document: Flood Insurance Policy not provided		File is commingled document is for another property.				Reviewer Comment (2020-01-17): Flood insurance provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal not provided		File is commingled document is for another property.				Reviewer Comment (2020-01-17): Appraisal provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The system reflects an annual amount of [Redact] and the difference is [Redact] from the final CD.				Reviewer Comment (2020-02-03): [Redact] received a corrected CD and LOE. Exception Cured. Reviewer Comment (2020-01-27): Flood insurance - [Redact] Hazard - [Redact] HOA - [Redact] and Tax - [Redact] for a total of [Redact] annually. PCCD and LOE required to cure, or documentation of other amounts. Reviewer Comment (2020-01-22): Documents provided confirm the following annual taxes and premiums for insurance: [Redact] for Insurance annual [Redact] for flood insurance annual [Redact] taxes annual [Redact] monthly HOA Letter of Explanation & Corrected Closing Disclosure required to cure		02/03/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	C	A	Non QM	Non QM	Yes
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	2 LEs in the file, and one of them is for another property.
Reviewer Comment (2020-01-27): [Redact] received required documents, exception is cleared.

Reviewer Comment (2020-01-27): Received and input LE dated [Redact] with disclosure being esigned on [Redact] which is more than 3 days after application date.  Provide a record of sending the Loan Estimate through another means such as US Mail in accordance with the official interpretation reflected in Comment 19(e)(1)(vi)-2.

Reviewer Comment (2020-01-22): Loan application date [Redact] and the only LE in the loan file for the subject property was issued [Redact]

Buyer Comment (2020-01-17): please disregard other LE, we have 2 files for the same borrower, sorry about that
																01/27/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Appraisal is missing from the loan file.				Buyer Comment (2020-01-22): valuation we use to validate appraisal Reviewer Comment (2020-01-22): Missing for CDA sent date to the borrower. Reviewer Comment (2020-01-17): Date the appraisals were sent to the borrowers were not provided.			01/22/2020	2	B		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	Yes
209985992	[Redact]	[Redact]				Credit	Loan Package Documentation	Application / Processing	Missing Document: Fraud Report not provided		The fraud report in the file is not for the subject.				Reviewer Comment (2020-01-17): provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of [Redact] which is 1 months prior to consummation. A lookback was performed to determine this application date.					Reviewer Comment (2020-01-17): Application for the subject provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.					Reviewer Comment (2020-01-17): Application for the subject provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2020-01-17): Provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	initial disclosure not in place				Reviewer Comment (2020-01-17): Correct disclosure provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Loan Package Documentation	Application / Processing	1003 Error: Originator Application Date was not provided						Reviewer Comment (2020-01-17): provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-					Reviewer Comment (2020-01-17): CD provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	Missing the CPA or borrower letter confirming by using business funds will not impact the business negatively.				Reviewer Comment (2020-01-17): provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___					Reviewer Comment (2020-01-22): Most documents provided. Added exception for other docs missing. Reviewer Comment (2020-01-21): The following documentation was provided: HOI and Taxes for [Redact]; Taxes for [Redact]. Please provide the following in order to clear: HOI for [Redact]; HOI and Taxes for[Redact]	01/22/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information.					Reviewer Comment (2020-01-22): Date the appraisals were sent to the borrower provided.	01/22/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Buyer Comment (2020-01-23): borrower received appraisal Reviewer Comment (2020-01-23): Email dated [Redact] with no borrower receipt, the system reflects the anticipated receipt of [Redact], past the note date.			01/23/2020	2	B		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		2 names on the mortgage, and 1 name on the title and deed.				Reviewer Comment (2020-01-22): Spouse signs mortgage in Florida	01/22/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	Loan originated post [Redact], the subject property is in a flood zone, flood insurance is not escrowed.					Buyer Comment (2020-01-22): borrower waived impounds			01/22/2020	2	B		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		Missing taxes and HOI for [Redact]	Over XX months in reserves vs. the required amount of 12 months. Over [Redact] in residual income vs. the minimum required amount of [Redact]		Originator Originator	Reviewer Comment (2020-01-23): Client elects to waive. Exception waiver approval provided. Compensating factors: Residual income and reserves.			01/23/2020	2	B		[Redact]	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	C	A	Non QM	Non QM	No
209985992	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing.							02/03/2020		1	A		[Redact]	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	C	B	C	A	Non QM	Non QM	Yes
209985994	[Redact]	[Redact]				Property	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-					Reviewer Comment (2020-03-26): Form 442 provided.	03/26/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	B	A	A	A	C	A	Non QM	Non QM	No
209985994	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.						Reviewer Comment (2020-02-12): received supplemental	02/12/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	B	A	A	A	C	A	Non QM	Non QM	No
209986007	[Redact]	[Redact]				Credit	Credit	Credit Calculation / Analysis	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Credit score does not meet the minimum score required, however an exception was granted based on compensating factors of 5+ years of self-employment, residual income above [Redact] and excess reserves from the cash-out received.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least [Redact] Borrower has owned the subject property for at least 5 years. Borrower has been employed in the same industry for more than 5 years.	Over 32 months in reserves vs. the minimum of 3 months. Over [Redact] in residual income vs. the minimum of [Redact] one borrower has been employed with the same company for over 20 years, and the other is self employed with the same business for over 5 years.	Originator,AMC AMC Originator,AMC AMC Originator,AMC	Reviewer Comment (2020-03-04): Client elects to waive. Exception waiver approval provided. Compensating factors: years of employment, residual income and reserves. Buyer Comment (2020-03-02): Please advise what else is needed to clear this condition. Exception was provided. TY. Reviewer Comment (2020-02-14): Client elects to waive. Exception waiver approval provided. Compensating factors: years of employment, residual income and reserves.			03/04/2020	2	B		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
209986007	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.						Reviewer Comment (2020-02-16): Provided.	02/16/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
209986007	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.					Reviewer Comment (2020-02-21): Updated disclosure provided.	02/21/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
209986007	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Payment Max Amount	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redact] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.	Final Closing Disclosure provided on [Redact] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.				Reviewer Comment (2020-02-24): [Redact] received a corrected CD and LOE.		02/24/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
209986007	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Payment Max Amount In Year	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redact] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.	Final Closing Disclosure provided on [Redact] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.				Reviewer Comment (2020-02-24): [Redact] received a corrected CD and LOE.		02/24/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
209986007	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.	Final Closing Disclosure provided on [Redact] disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan.				Reviewer Comment (2020-03-03): [Redact] received RTC and proof of delivery. Rescission is now expired. Reviewer Comment (2020-02-24): [Redact] received a corrected CD and LOE. As the projected payments table is a material disclosure rescission is required to be reopened with proof of delivery to cure.		03/03/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
209986007	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.	Final Closing Disclosure provided on [Redact] disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan.				Reviewer Comment (2020-03-02): [Redact] received RTC and proof of delivery. Rescission is now expired. Reviewer Comment (2020-02-24): [Redact] received a corrected CD and LOE. As the projected payments table is a material disclosure rescission is required to be reopened with proof of delivery to cure.		03/02/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
209986007	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan.	Final Closing Disclosure provided on [Redact] disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan.				Reviewer Comment (2020-03-02): [Redact] received RTC and proof of delivery. Rescission is now expired. Reviewer Comment (2020-02-24): [Redact] received a corrected CD and LOE. As the projected payments table is a material disclosure rescission is required to be reopened with proof of delivery to cure.		03/02/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
209986007	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-					Reviewer Comment (2020-02-18): Provided. Reviewer Comment (2020-02-16): For XXX, the VVOE is dated for [Redact] need current VVOE.	02/18/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
209986009	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		The Final Title Policy will need to have [Redact]				Reviewer Comment (2020-02-20): final title provided.	02/20/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
209986009	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The loan file is missing The Final Title Policy.				Reviewer Comment (2020-02-20): Final title provided.	02/20/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
209986009	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.					Buyer Comment (2020-02-20): has impounds			02/20/2020	2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
209986009	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		Please provide [Redact] business bank statement used for Income calculations				Reviewer Comment (2020-02-20): Provided. Reviewer Comment (2020-02-19): Per income calculation worksheet, statements used were [Redact] to [Redact] Missing [Redact] with total deposits of [Redact]	02/20/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
209986009	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.		The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least [Redact]	over 14 years self employed with the same business. Over [Redact] in residual income vs. the minimum of [Redact]	AMC AMC AMC Originator,AMC AMC,Originator	Reviewer Comment (2020-02-19): Client elects to waive. Exception waiver approval provided. Compensating factors: Residual income and years on the job.			02/19/2020	2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
209986009	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		There is a tax lien on the fraud report case [Redact] for [Redact] that does not have a release date.				Reviewer Comment (2020-02-19): Release of lien listed on fraud report provided. release date is [Redact]	02/19/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No
209986013	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		Reserves not met. Lender used 3 months for the subject vs. the minimum of 6 months.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has verified disposable income of at least [Redact]. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redact] Borrower has worked in the same position for more than 3 years. Guideline variance approved by lender at time of origination Borrower has been employed in the same industry for more than 5 years.	over [Redact] in residual income vs. the minimum of [Redact] over 8 years of self employment with the same business. Residual income exceeds [Redact] per month. Borrowers have been self-employed at the same company for more than 5 years.	AMC Originator,AMC AMC AMC Originator,AMC Originator AMC,Originator	Reviewer Comment (2020-02-14): Client elects to waive. Exception waiver approval provided. Compensating factors: Residual income and years on the job.			02/14/2020	2	B		[Redact]	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
209986014	[Redact]	[Redact]				Property	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Form 1004D/442 is not provided in loan file.				Reviewer Comment (2020-02-19): Provided.	02/19/2020			1	A		[Redact]	Primary	Purchase		C	B	C	B	A	A	C	A	Non QM	Non QM	No
209986014	[Redact]	[Redact]				Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	- Asset Account Date: ___	Bank statements dated more than 90 days.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redact]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. Borrower has verified disposable income of at least [Redact].	Over 24 months in reserves vs. the minimum of 5 months. Over [Redact] in residual income vs. the minimum of [Redact]	AMC Originator,AMC AMC,Originator	Reviewer Comment (2020-02-19): Client elects to waive. Exception waiver approval provided. Compensating factors: Reserves and residual income.			02/19/2020	2	B		[Redact]	Primary	Purchase		C	B	C	B	A	A	C	A	Non QM	Non QM	No
209986014	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: ___		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redact]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines. Borrower has verified disposable income of at least [Redact].	Over 24 months in reserves vs. the minimum of 5 months. Over [Redact] in residual income vs. the minimum of [Redact]	AMC Originator,AMC AMC,Originator	Reviewer Comment (2020-02-19): Client elects to waive. Exception waiver approval provided. Compensating factors: Reserves and residual income.			02/19/2020	2	B		[Redact]	Primary	Purchase		C	B	C	B	A	A	C	A	Non QM	Non QM	No
209986015	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		Lender used higher bank statement calculated income instead of income stated on signed 1003 (per page 84 of guidelines).	The representative FICO score exceeds the guideline minimum by at least 40 points. The refinance has decresed the borrower's monthly debt payments by 20% or more. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower has worked in the same position for more than 3 years. Borrower has owned the subject property for at least 5 years. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least [Redact].	Over 17 years self employed with the same business. Over $XXK in residual income vs. the minimum of $2500.	AMC AMC AMC AMC AMC Originator,AMC AMC,Originator	Reviewer Comment (2020-02-19): Client elects to waive. Exception waiver approval provided. Compensating factors: Years on the job and residual income.			02/19/2020	2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209986015	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		CPA to confirm the use of business funds will not impact the business.				Reviewer Comment (2020-02-19): Updated 1003 and 1008 provided removing the business assets. Cash out only is used for reserves.	02/19/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209986017	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2020-02-16): Provided.	02/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209986017	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The CD is dated[Redact].				Reviewer Comment (2020-02-21): [Redact] received [Redact] CD signed the same day issued.	02/21/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
209986017	[Redact]	[Redact]				Credit	Loan Package Documentation	Application / Processing	Missing Document: Fraud Report not provided						Reviewer Comment (2020-02-16): Provided.	02/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209986018	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Figures input to match CD				Reviewer Comment (2020-02-24): cleared in error. Reviewer Comment (2020-02-24): PC CD dated [Redact] reflectors the correction for the non-escrowed amount.		02/24/2020		2	B		[Redact]	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209986018	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Credit report fee not listed on the LE in file dated [Redact].				Reviewer Comment (2020-02-24): Post closing CD dated [Redact] reflects the credit to the borrower of [Redact] CD, letter, check, tracking label and proof of delivery is in the file.		02/24/2020		2	B		[Redact]	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209986018	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No lender credit for tolerance cure				Reviewer Comment (2020-02-19): Fee was listed in section A on the LE and corrected on the CDs in section B. Fee amount did not change.	02/19/2020			1	A		[Redact]	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209986018	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		CPA or borrower letter to confirm that the use of business funds will not impact the business.				Reviewer Comment (2020-02-20): Balance sheet provided to show a surplus of funds to close	02/20/2020			1	A		[Redact]	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209986018	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-					Reviewer Comment (2020-02-20): Provided.	02/20/2020			1	A		[Redact]	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209986018	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.		final 1003 reflects over [Redact] balance for [Redact] and the latest statement in the file reflects a balance of around [Redact]				Reviewer Comment (2020-02-20): Updated bank statement provided. Other exception added for large deposits. Reviewer Comment (2020-02-20): Received updated bank statements. Missing the source of large deposits from acct [Redact] for [Redact] on [Redact] and [Redact] for [Redact] on [Redact].	02/20/2020			1	A		[Redact]	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209986018	[Redact]	[Redact]				Credit	Asset	Asset Documentation	Missing Document: Asset Documentation not provided		Missing the source of large deposits from acct [Redact] for [Redact] on [Redact] and [Redact] for [Redact] on [Redact]				Reviewer Comment (2020-02-25): [Redact] large deposit into [Redact] on [Redact] and was sourced with job invoices [Redact]	02/25/2020			1	A		[Redact]	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209986019	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal delivery and receipt by borrower not provided.				Reviewer Comment (2020-02-21): Date the appraisal was sent to the borrower was provided.	02/21/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
209986019	[Redact]	[Redact]				Credit	Loan Package Documentation	Closing / Title	Missing Lien(s) negatively impacting title		provide updated title to reflect mechanics lien removed.				Reviewer Comment (2020-02-21): Lien was paid at closing and will be released from title once recorded per email from the title company.	02/21/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Non QM	Non QM	No
209986021	[Redact]	[Redact]				Credit	Insurance	Insurance Analysis	Insurance address does not match Note address.		Note did not contain the unit number.				Reviewer Comment (2020-02-21): Updated HOI provided.	02/21/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
209986021	[Redact]	[Redact]				Credit	System	General	Flood Certificate Subject Address does not match Note address.		Note did not contain the unit number.				Reviewer Comment (2020-02-21): Provided.	02/21/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
209986021	[Redact]	[Redact]				Credit	System	General	Valuation address does not match Note address.	-	Note did not contain the unit number.				Reviewer Comment (2020-02-27): Updated appraisal matching the note address.	02/27/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
209986021	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.					Buyer Comment (2020-02-25): transferred appraisal			02/25/2020	2	B		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
209986021	[Redact]	[Redact]				Credit	Missing Document	General	Missing Document: Verification of Non-US Citizen Status not provided		Initial and final 1003 reflect the borrower is a permanent resident. No documentation provided.				Reviewer Comment (2020-02-20): Provided.	02/20/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
209986021	[Redact]	[Redact]				Credit	1003	Document Error	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	-	Missing documentation to confirm status.				Reviewer Comment (2020-02-20): Permanent resident card.	02/20/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
209986022	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.		The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least [Redact]. Borrower has been employed in the same industry for more than 5 years. Guideline variance approved by lender at time of origination	Over [Redact] in residual income vs. the minimum of [Redact] Over 11 years self employed with the same business.	AMC AMC AMC Originator,AMC AMC Originator	Reviewer Comment (2020-02-20): Client elects to waive. Exception waiver approval provided. Compensating factors: Years on the job and residual income. Buyer Comment (2020-02-19): 9 months reserves req			02/20/2020	2	B		[Redact]	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209986022	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		Missing 3rd party verification to validate CPA creditably				Reviewer Comment (2020-02-20): Provided	02/20/2020			1	A		[Redact]	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209986022	[Redact]	[Redact]				Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided			The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least [Redact]. Borrower has been employed in the same industry for more than 5 years. Guideline variance approved by lender at time of origination	Over [Redact] in residual income vs. the minimum of [Redact] Over 11 years self employed with the same business.	AMC AMC AMC Originator,AMC AMC Originator	Reviewer Comment (2020-02-20): Client elects to waive. Exception waiver approval provided. Compensating factors: Years on the job and residual income.			02/20/2020	2	B		[Redact]	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209986022	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.						Reviewer Comment (2020-02-20): provided.	02/20/2020			1	A		[Redact]	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209986022	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-					Reviewer Comment (2020-02-20): Provided.	02/20/2020			1	A		[Redact]	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209986024	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		Missing CPA verification.				Reviewer Comment (2020-02-27): Provided.	02/27/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
209986024	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-					Reviewer Comment (2020-02-27): Provided.	02/27/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
209986025	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Missing the dates the appraisals were sent to the borrower.				Reviewer Comment (2020-02-27): Dates provided.	02/27/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209986025	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing the dates the appraisals were sent to the borrower.				Reviewer Comment (2020-02-27): lender correspondence provided they used 40% expense factor for services per guides.	02/27/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
209986025	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] moderately exceeds the guideline maximum of [Redact]. (DTI Exception is eligible to be regraded with compensating factors.)	Missing the dates the appraisals were sent to the borrower.				Reviewer Comment (2020-02-27): lender correspondence provided they used 40% expense factor for services per guides.	02/27/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209986025	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-					Reviewer Comment (2020-02-27): Provided.	02/27/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209986025	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Used the expense factor of 60% from the business narrative.				Reviewer Comment (2020-02-27): lender correspondence provided they used 40% expense factor for services per guides.	02/27/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209986025	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to DTI issue.				Reviewer Comment (2020-02-27): lender correspondence provided they used 40% expense factor for services per guides.	02/27/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209986026	[Redact]	[Redact]				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.		Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years.	Time on job is over 5 years.	AMC AMC,Originator	Buyer Comment (2020-02-27): LTV Exception provided compensating factors: 5yrs+ employment and Residual Income >[Redact] Reviewer Comment (2020-02-27): Grade 2. Client to clear. Reviewer Comment (2020-02-24): Lender approved exception			02/27/2020	2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209986026	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.		Guideline variance approved by lender at time of origination Borrower's monthly mortgage payment has decreased by at least 20%. Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years.	Over [Redact] in residual income vs. the minimum of [Redact] Time on job is over 5 years.	Originator AMC AMC AMC,Originator	Reviewer Comment (2020-02-27): Client elects to waive. Exception waiver approval provided. Compensating factors: Residual income and years on the job. Reviewer Comment (2020-02-26): Client elects to waive. Exception waiver approval provided. Compensating factors: Residual income and years on the job.			02/27/2020	2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209986026	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.		The representative FICO score exceeds the guideline minimum by at least 40 points. Guideline variance approved by lender at time of origination Borrower's monthly mortgage payment has decreased by at least 20%. Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years.	Over [Redact] in residual income vs. the minimum of [Redact] Time on job is over 5 years.	AMC Originator AMC AMC AMC,Originator	Reviewer Comment (2020-02-27): Client elects to waive. Exception waiver approval provided. Compensating factors: Residual income and years on the job.			02/27/2020	2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209986028	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No Cure or Documentation provided.				Reviewer Comment (2020-03-11): [Redact] received corrected Closing Disclosure, letter of explanation, copy of refund check and proof of mailing.		03/11/2020		2	B		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
209986028	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Used the most recent stmt dated for [Redact] in the file. The final 1003 reflects the stmt used was in [Redact]	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least [Redact]. Borrower has been employed in the same industry for more than 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Residual Income > [Redact] [Redact] < [Redact] guideline max	AMC AMC Originator,AMC AMC AMC,Originator	Reviewer Comment (2020-03-10): Rec'd exception approval in trailing docs - [Redact]			03/10/2020	2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
209986029	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.					Buyer Comment (2020-03-04): Transferred Apprasial			03/04/2020	2	B		[Redact]	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
209986030	[Redact]	[Redact]				Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing VOR. Per final 1003, sold primary and renting to buy the subject.				Reviewer Comment (2020-03-06): Closing statement was provided confirming the sale of the current primary on [Redact], and the borrower bought the subject on [Redact]. The 1003 was updated. Reviewer Comment (2020-03-04): Received correspondents. per the final 1003, there is no prior primary home address, and the address, [Redact] reflects it has been rented for 2.75 years. If the [Redact] the previous primary that was sold? 1003 is not correct.	03/06/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
209986031	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Federal LO Compensation Dual Compensation Dodd Frank	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.					Reviewer Comment (2020-03-04): Changed the underwriter fee to paid to lender vs. the broker. broker fee is also paid on the CDs.	03/04/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
209986031	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2020-03-04): Exception waiver provided to use the approved income vs. the initial 1003 income.	03/04/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
209986031	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] significantly exceeds the guideline maximum of [Redact]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
The representative FICO score exceeds the guideline minimum by at least 40 points.

The refinance has decresed the borrower's monthly debt payments by 20% or more.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower has worked in the same position for more than 3 years.

Borrower has verified disposable income of at least [Redact].

Borrower has owned the subject property for at least 5 years.

Borrower has been employed in the same industry for more than 5 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
													over 28 months in reserves vs. the minimum of 3. Over 15 years self employed with the same business. LTV is [Redact] vs. the max of [Redact]	AMC AMC Originator,AMC AMC Originator,AMC AMC AMC AMC AMC,Originator	Reviewer Comment (2020-03-04): Exception waiver provided to use the approved income vs. the initial 1003 income. Reviewer Comment (2020-03-04): waived in error. Reviewer Comment (2020-03-04): Client elects to waive. Exception waiver approval provided. Compensating factors: Years on the job, LTV and reserves.	03/04/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
209986031	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		12 Months Business Bank Statements averaged deposit and 10% Expense Ratio. Qualified using income stated on initial application as income stated was less than verified.
The representative FICO score exceeds the guideline minimum by at least 40 points.

The refinance has decresed the borrower's monthly debt payments by 20% or more.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower has worked in the same position for more than 3 years.

Borrower has verified disposable income of at least [Redact].

Borrower has owned the subject property for at least 5 years.

Borrower has been employed in the same industry for more than 5 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
													over 28 months in reserves vs. the minimum of 3. Over 15 years self employed with the same business. LTV is [Redact] vs. the max of [Redact]	AMC AMC Originator,AMC AMC Originator,AMC AMC AMC AMC AMC,Originator	Reviewer Comment (2020-03-04): Exception waiver provided to use the approved income vs. the initial 1003 income. Reviewer Comment (2020-03-04): waived in error. Reviewer Comment (2020-03-04): Client elects to waive. Exception waiver approval provided. Compensating factors: Years on the job, LTV and reserves.	03/04/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
209986031	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Income stated on original application was less than the amount verified and per the guidelines, income must b used.				Reviewer Comment (2020-03-04): Exception waiver provided to use the approved income vs. the initial 1003 income.	03/04/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
209986031	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		Please provide initial SIGNED 1003 confirming the total initial income without with borrower on Note only to confirm application date and Initial Stated Income amount.				Reviewer Comment (2020-03-06): Non-signed initial 1003 removing the co-borrower provided. The final 1003 is signed with just the 1 borrower. Buyer Comment (2020-03-04): Initially Nirali and Rathin were on the application. COC [Redact] removing Rathin from the loan application. Reviewer Comment (2020-03-04): Received 1003 reflecting 2 borrowers. Provide updated signed 1003 with the borrower listed on the note, Narali.	03/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
209986031	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		CPA to confirm the use of business funds will not impact the business.				Reviewer Comment (2020-03-04): Provided.	03/04/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
209986031	[Redact]	[Redact]				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor Qualifying Residual income discrepancy.						Reviewer Comment (2020-03-04): Exception waiver provided to use the approved income vs. the initial 1003 income. Residual income went up after using approved income.	03/04/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
209986031	[Redact]	[Redact]				Credit	Credit	Miscellaneous	Credit Exception:		Initial 1003 income is lower than the approved income.
The representative FICO score exceeds the guideline minimum by at least 40 points.

The refinance has decresed the borrower's monthly debt payments by 20% or more.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower has worked in the same position for more than 3 years.

Borrower has verified disposable income of at least [Redact].

Borrower has owned the subject property for at least 5 years.

Borrower has been employed in the same industry for more than 5 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
													over 28 months in reserves vs. the minimum of 3. Over 15 years self employed with the same business. LTV is [Redact] vs. the max of [Redact]	AMC AMC Originator,AMC AMC Originator,AMC AMC AMC AMC AMC,Originator	Reviewer Comment (2020-03-04): Client elects to waive. Exception waiver approval provided. Compensating factors: years on the job, LTV and reserves.			03/04/2020	2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
209986034	[Redact]	[Redact]				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		Final Title policy will need to have [Redact] as loan amount.				Reviewer Comment (2020-03-10): Rec'd Supplemental report reflecting sufficient coverage; exception cleared.	03/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209986034	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Appraisal reflects the HOA dues to be [Redact] a month, the HOA bill in the file reflects [Redact] quarterly and the final CD reflects [Redact]				Reviewer Comment (2020-03-09): Letter of Explanation & Corrected Closing Disclosure provided		03/09/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
209986034	[Redact]	[Redact]				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	For alimony/child support, Documentation must be received to evidence receipt of the most recent 6 months of payments through copies of deposit slips, canceled checks, and/or bank statements. Not provided.				Reviewer Comment (2020-03-10): Rec'd underwriter explanation and bank statements in file support deposits; exception cleared.	03/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
209986036	[Redact]	[Redact]				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	No Cure or Documentation provided.				Reviewer Comment (2020-03-09): [Redact] received corrected Closing Disclosure, letter of explanation, copy of refund check and proof of mailing.		03/09/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
209986075	[Redact]	[Redact]				Credit	Insurance	Insurance Documentation	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.						Reviewer Comment (2020-02-19): Provided.	02/19/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No
209986075	[Redact]	[Redact]				Credit	System	General	Valuation address does not match Note address.	-					Reviewer Comment (2020-02-21): Updated appraisal provided with correct address.	02/21/2020			1	A		[Redact]	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A			No